AAM Sawgrass U.S. Large Cap Quality Growth ETF
Schedule of Investments
July 31, 2024 (Unaudited)

COMMON STOCKS - 98.9%	Shares	Value
Communication Services - 10.1%
Alphabet, Inc. - Class A	288	$49,404
Comcast Corporation - Class A	368	15,187
Walt Disney Company	128	11,992
		76,583

Consumer Discretionary - 13.1%
Amazon.com, Inc. (a)	192	35,899
AutoZone, Inc. (a)	4	12,535
Home Depot, Inc.	40	14,726
McDonald's Corporation	64	16,986
NIKE, Inc. - Class B	96	7,187
TJX Companies, Inc.	108	12,206
		99,539

Consumer Staples - 4.1%
Costco Wholesale Corporation	12	9,864
PepsiCo, Inc.	124	21,411
		31,275

Financials - 7.9%
Cboe Global Markets, Inc.	40	7,340
Marsh & McLennan Companies, Inc.	48	10,683
Mastercard, Inc. - Class A	36	16,693
S&P Global, Inc.	24	11,634
Visa, Inc. - Class A	52	13,815
		60,165

Health Care - 18.6%
Abbott Laboratories	92	9,746
AbbVie, Inc.	84	15,567
Amgen, Inc.	36	11,969
Danaher Corporation	28	7,758
Eli Lilly & Company	20	16,085
IQVIA Holdings, Inc. (a)	64	15,759
Johnson & Johnson	56	8,840
Neurocrine Biosciences, Inc. (a)	100	14,157
UnitedHealth Group, Inc.	40	23,047
Zoetis, Inc.	100	18,004
		140,932

Industrials - 10.2%
AMETEK, Inc.	88	15,267
Copart, Inc. (a)	164	8,582
HEICO Corporation	44	10,619
Leidos Holdings, Inc.	68	9,819
Otis Worldwide Corporation	98	9,261
Republic Services, Inc.	60	11,659
Union Pacific Corporation	48	11,843
		77,050

Information Technology - 34.9%(b)
Adobe, Inc. (a)	20	11,033
Akamai Technologies, Inc. (a)	92	9,042
Apple, Inc.	240	53,299
Applied Materials, Inc.	108	22,918
Autodesk, Inc. (a)	52	12,871
Broadcom, Inc.	144	23,138
Cisco Systems, Inc.	284	13,760
Dropbox, Inc. - Class A (a)	588	14,065
Fair Isaac Corporation (a)	4	6,400
Microsoft Corporation	160	66,936
Oracle Corporation	104	14,503
ServiceNow, Inc. (a)	20	16,288
		264,253
TOTAL COMMON STOCKS (Cost $741,867)		749,797

SHORT-TERM INVESTMENTS - 1.1%
Money Market Funds - 1.1%	Shares
Invesco Government & Agency Portfolio - Class Institutional, 5.23% (c)	8,133	8,133
TOTAL SHORT-TERM INVESTMENTS (Cost $8,133)		8,133

TOTAL INVESTMENTS - 100.0% (Cost $750,000)		757,930
Other Assets in Excess of Liabilities - 0.0% (d)		1
TOTAL NET ASSETS - 100.0%		$757,931

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)	The rate shown represents the 7-day annualized effective yield as of July 31, 2024.
(d)	Represents less than 0.05% of net assets.

Summary of Fair Value Disclosure as of July 31, 2024 (Unaudited)

AAM Sawgrass U.S. Large Cap Quality Growth ETF has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of July 31, 2024:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$749,797	$–	$–	$749,797
Money Market Funds	8,133	–	–	8,133
Total Investments	$757,930	$–	$–	$757,930

Refer to the Schedule of Investments for further disaggregation of investment categories.